Supplemental Information Condensed Financial Information for the Three Months Ended December 31, 2023 - Schedule of Condensed Consolidated Statement of Operations (Details) - USD ($)		3 Months Ended										9 Months Ended		12 Months Ended
		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2023
Schedule of Condensed Consolidated Statement of Operations [Abstract]
Total operating expenses		$ 4,771,575			$ 4,524,180		$ 1,188,686			$ 2,801,355		$ 7,326,982	$ 4,303,235	$ 7,104,589		$ 14,659,751
Loss from operations		(4,771,575)			(4,524,180)		(1,188,686)			(2,801,355)		(7,326,982)	(4,303,235)	(7,104,589)		(14,659,751)
Total other income (expense), net		(11,533,653)			(156,105,824)		(28,300)			(5,862)		97,399,189	(267,148)	(273,010)		(563)
Net loss from continuing operations		(16,305,228)			(160,630,004)		(1,216,986)			(2,807,217)		90,072,207	(4,570,383)	(7,377,599)		(14,660,314)
Net loss from discontinued operations										(6,120,878)
Net loss		$ (16,365,492)	$ 3,018,589	$ 102,958,139	$ (160,787,979)		$ 4,455,233	$ (1,616,241)	$ (2,429,417)	$ (8,928,095)		$ 89,611,236	$ 409,575	$ (8,518,520)		$ (17,428,428)
NET LOSS PER COMMON SHARE (1):
Basic, continuing operations (in Dollars per share)		$ (2.01)			$ (51.91)	[1]	$ (0.6)			$ (2.13)	[2]	$ 14.74	$ (2.45)	$ (4.27)	[1]	$ (11.64)	[1]
Diluted, continuing operations (in Dollars per share)		(2.01)			(51.91)	[1]	(0.6)			(2.13)	[2]	11.53	(2.45)	(4.27)	[1]	(11.64)	[1]
Basic, discontinued operations (in Dollars per share)	[2]									(4.63)
Diluted, discontinued operations (in Dollars per share)					(0.05)	[1]				(4.63)	[2]			(0.66)	[1]	(2.2)	[1]
Basic (in Dollars per share)		(2.02)			(51.96)	[1]	2.18			(6.76)	[2]	14.66	0.22	(4.93)	[1]	(13.84)	[1]
Diluted (in Dollars per share)		$ (2.02)			$ (51.96)	[1]	$ 2.18			$ (6.76)	[2]	$ 11.47	$ 0.22	$ (4.93)	[1]	$ (13.84)	[1]
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic (in Shares)		8,124,786			3,094,253		2,043,928			1,320,456		6,111,279	1,864,566	1,728,144		1,259,333
Diluted (in Shares)		8,124,786			3,094,253		2,043,928			1,320,456		7,813,592	1,864,566	1,728,144		1,259,333

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.